CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 10 – CONCENTRATIONS OF RISK

Supplier Concentrations

During the six months ended June 30, 2026, two suppliers accounted for 44.44% and 28.32% of the Company’s cost of revenues representing carrier fees for messaging and voter data, respectively. During the six months ended June 30, 2025, one supplier accounted for 44.1% of the Company’s cost of revenues representing voter data and carrier fees for messaging.

During the three months ended June 30, 2026, three suppliers accounted for 39.49%, 29.43%, and 11.00% of the Company’s cost of revenues representing carrier fees, voter data, and carrier fees, respectively. During the three months ended June 30, 2025, one supplier accounted for 39.62% of the Company’s cost of revenues representing voter data and carrier fees for messaging.

Customer Concentrations

The Company has a concentration of customers. For the six months ended June 30, 2026, one customer individually accounted for $136,675 or approximately 10.62% of our revenues. For the six months ended June 30, 2025, two customers individually accounted for $32,931 and $25,750, or approximately 14.07%, and 11.00% of our revenues, respectively.

For the three months ended June 30, 2026, one customer individually accounted for $136,525 or approximately 14.56% of our revenues. For the three months ended June 30, 2025, four customers individually accounted for $25,750, $25,604, $21,896 and $19,941, or approximately 13.93%, 13.85%, 11.84% and 10.79% of our revenues, respectively.

The Company’s sales are concentrated in the political telecommunications market and are cyclical based on election cycles.

NOTE 9 – CONCENTRATIONS OF RISK

Supplier Concentrations

During the year ended December 31, 2025 and 2024, one supplier accounted for 90.2% and 78.8% of the Company’s cost of revenues representing carrier fees for messaging.

Customer Concentrations

The Company has a concentration of customers. For the fiscal year ended December 31, 2025, three large customers individually accounted for $434,483, $297,227, and $108,756 or approximately 29.58%, 20.24% and 7.40% of our revenues, respectively. For the fiscal year ended December 31, 2024, three large customers individually accounted for $194,922, $132,440, and $48,835, or approximately 23.55%, 14.95%, and 5.51% of our revenues, respectively.

The Company’s sales are concentrated in the political telecommunications market and are cyclical based on election cycles.